Right-of-use assets - Net - Schedule of Right-of-use Asset (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 7,028,346	$ 5,520,596
Additions	4,303,756	2,318,935
Write-offs		(15,003)
Depreciation	(1,026,971)	(796,182)	$ (598,031)
Ending balance	10,305,131	7,028,346	5,520,596
Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6,660,466	5,201,868
Additions	3,750,785	2,194,687
Write-offs		(8,157)
Depreciation	(905,947)	(727,932)
Ending balance	9,505,304	6,660,466	5,201,868
Transportation Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	150,819	99,084
Additions	124,980	93,833
Write-offs		(2,626)
Depreciation	(75,930)	(39,472)
Ending balance	199,869	150,819	99,084
Store Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	217,061	219,644
Additions	427,991	30,415
Write-offs		(4,220)
Depreciation	(45,094)	(28,778)
Ending balance	$ 599,958	$ 217,061	$ 219,644